[PROTECTIVE LETTERHEAD]

Steve Callaway
Senior Associate Counsel
Writer's Direct Number: (205) 268-3804
Facsimile Number: (205) 268-3597
Toll-Free Number: (800) 627-0220

January 6, 2004

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

  RE:
  Protective Life Insurance Company
  First Variable Annuity Fund E
  Capital Five Variable Annuity
  Filing Pursuant to Rule 497(j) for
  File No. 333-111693; 811-4092

Commissioners:

        On behalf of Protective Life Insurance Company and First Variable Annuity Fund E, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the form of the Statement of Additional Information ("SAI") being used in connection with the "Capital Five Variable Annuity", a variable deferred annuity contract, and otherwise required to be filed under Rule 497(c) does not differ from the SAI contained in the Registration Statement on Form N-4 for First Variable Annuity Fund E as filed with the Commission on January 2, 2004 via EDGARLINK.

        Please do not hesitate to call the undersigned at (800) 627-0220 if you have any questions.

Sincerely,
/s/ STEVE M. CALLAWAY
Steve M. Callaway